RELATED PARTY TRANSACTIONS - Additional Information (Details) - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
RELATED PARTY TRANSACTIONS
Percentage Of Annual Management Fee	0.50%
Accrued fund management fees	$ 8,875,807	$ 9,053,594